OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Merger Arbitrage Fund
Reporting Period:	7/1/2014-6/30/2015
07/1/2014 - 4/17/2015: Glenfinnen, 4/18/15 - 6/30/15: Brown Trout. All votes cast by Glenfinnen.

Issuer's Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management

Questcor Pharmaceuticals, Inc.	QCOR	74853Y101	8/14/2014	Approval of Merger Agreement	Management	Yes	For	For
Questcor Pharmaceuticals, Inc.	QCOR	74853Y101	8/14/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Questcor Pharmaceuticals, Inc.	QCOR	74853Y101	8/14/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Susser Holdings Corporation	SUSS	869233106	8/28/2014	Approval of Merger Agreement	Management	Yes	For	For
Susser Holdings Corporation	SUSS	869233106	8/28/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Susser Holdings Corporation	SUSS	869233106	8/28/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

URS Corporation	URS	903236107	10/16/2014	Approval of Merger Agreement	Management	Yes	For	For
URS Corporation	URS	903236107	10/16/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
URS Corporation	URS	903236107	10/16/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Rockwood Holdings, Inc.	ROC	774415103	11/14/2014	Approval of Merger Agreement	Management	Yes	For	For
Rockwood Holdings, Inc.	ROC	774415103	11/14/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Rockwood Holdings, Inc.	ROC	774415103	11/14/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

International Rectifier Corporation	IRF	460254105	11/4/2014	Approval of Merger Agreement	Management	Yes	For	For
International Rectifier Corporation	IRF	460254105	11/4/2014	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
International Rectifier Corporation	IRF	460254105	11/4/2014	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Kinder Morgan Energy Partners, LP	KMP	494550106	11/20/2014	Approval of Merger Agreement	Management	Yes	For	For
Kinder Morgan Energy Partners, LP	KMP	494550106	11/20/2014	Adjournment Proposal	Management	Yes	For	For

Covidien PLC	COV	G2554F113	1/6/2015	Approval of Merger Agreement	Management	Yes	For	For
Covidien PLC	COV	G2554F113	1/6/2015	Cancellation of Covidien Shares Agreement	Management	Yes	For	For
Covidien PLC	COV	G2554F113	1/6/2015	Directors' Authority to Allot Securities	Management	Yes	For	For
Covidien PLC	COV	G2554F113	1/6/2015	Amendment to Articles of Association	Management	Yes	For	For
Covidien PLC	COV	G2554F113	1/6/2015	Creation of Distributable Reserves of New Medtronic	Management	Yes	For	For
Covidien PLC	COV	G2554F113	1/6/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Glimcher Realty Trust	GRT	379302102	1/12/2015	Approval of Merger Agreement	Management	Yes	For	For
Glimcher Realty Trust	GRT	379302102	1/12/2015	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Glimcher Realty Trust	GRT	379302102	1/12/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Carefusion Corporation	CFN	14170T101	1/21/2015	Approval of Merger Agreement	Management	Yes	For	For
Carefusion Corporation	CFN	14170T101	1/21/2015	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Carefusion Corporation	CFN	14170T101	1/21/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Auxilium Pharmaceuticals, Inc.	AUXL	05334D107	1/27/2015	Approval of Merger Agreement	Management	Yes	For	For
Auxilium Pharmaceuticals, Inc.	AUXL	05334D107	1/27/2015	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Auxilium Pharmaceuticals, Inc.	AUXL	05334D107	1/27/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Covance Inc.	CVD	222816100	2/18/2015	Approval of Merger Agreement	Management	Yes	For	For
Covance Inc.	CVD	222816100	2/18/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Atlas Energy LP	ATLS	04930A104	2/20/2015	Approval of Merger Agreement	Management	Yes	For	For
Atlas Energy LP	ATLS	04930A104	2/20/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Brookfield Residential Properties Inc.	BRP	11283W104	3/10/2015	Approval of Merger Agreement	Management	Yes	For	For

Advent Software, Inc.	ADVS	007974108	4/14/2015	Approval of Merger Agreement	Management	Yes	For	For
Advent Software, Inc.	ADVS	007974108	4/14/2015	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Advent Software, Inc.	ADVS	007974108	4/14/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Aruba Networks, Inc.	ARUN	043176106	5/1/2015	Approval of Merger Agreement	Management	Yes	For	For
Aruba Networks, Inc.	ARUN	043176106	5/1/2015	Adjournment of Special Meeting or Solicit Additional Proxies	Management	Yes	For	For
Aruba Networks, Inc.	ARUN	043176106	5/1/2015	Executive Compensation Agreement in Connection with Merger	Management	Yes	For	For

Form N-PX	Proxy Voting Records
Fund Name:	SilverPepper Commodity Strategies Global Macro Fund
Reporting Period:	7/1/2014- 06/30/2015

There have been no proxies voted on behalf of the Fund for the period 7/1/14 to 6/30/15.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 21, 2015

* Print the name and title of each signing officer under his or her signature.